Unaudited Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Accounts receivable, non-trade	$ 100,009	$ 109,114
Accounts receivable, related party balance	15,579	16,371
Accumulated depreciation on vessels and equipment	2,324,470	2,135,780
Accumulated amortization on vessels under capital lease	159,701	152,020
Amounts due to joint venture partners	$ 13,282	$ 13,282
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	725,000,000	725,000,000
Common stock, share issued	73,038,452	71,528,599
Common stock, share outstanding	72,239,252	70,729,399
Minimum [Member]
Range of interest	0.00%	0.00%
Maximum [Member]
Range of interest	8.00%	8.00%